DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2022	Dec. 28, 2022	Feb. 10, 2022	Nov. 17, 2021	Mar. 30, 2020	Oct. 26, 2017
Discontinued Operations, Held-for-sale or Disposed of by Sale
Consideration					$ 0	$ 1
Debt Instrument, Debt Retired, Amount							$ 1,700,000.00
Interest rate						1.00%
Notes receivable consideration						$ 150,000
Discontinued Operations, Held-for-sale or Disposed of by Sale | Oregon Operations
Consideration						$ 250,000
Debt Instrument, Debt Retired, Amount							$ 1,700,000.00
Loss on sale	$ 530,000.00		$ (2,500,000.00)	$ 12,830,000.00
Interest rate						8.00%
Loss on sale	$ (530,000.00)		2,500,000.00	$ (12,830,000.00)
NuLeaf
Consideration								$ 6,500,000
Equity method investment, ownership percentage										50.00%
Psychonaut
Equity method investment, ownership percentage						50.00%
MediFarm LLC
Equity method investment, ownership percentage								50.00%
NuLeaf Sparks Cultivation, LLC
Equity method investment, ownership percentage								50.00%
Edible Garden
Option Agreement, Shares Acquired			$ 5,000,000
Interest rate									3.50%
Option Agreement, Maximum Purchase Interest		20.00%
Debt Instrument, Face Amount									$ 3,000,000
Debt Instrument, Term		5 years